Goodwill (Tables)	12 Months Ended
Mar. 31, 2026
Goodwill [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

The following table summarizes the changes in the carrying amount of goodwill:

	March 31,
	2026	2025
Balance at beginning of the year	$—	$—
Goodwill recognized related to acquisition	9,164,618	—
Impairment loss recognized	(1,942,266)	—
Ending balance	$7,222,352	$—